TAXES - Income before income taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Investments, Owned, Federal Income Tax Note [Line Items]
Income before income taxes	$ 1,560,559	$ 3,363,277	$ 5,805,349
China
Investments, Owned, Federal Income Tax Note [Line Items]
Income before income taxes	2,936,530	3,252,583	$ 5,805,349
Cayman Islands
Investments, Owned, Federal Income Tax Note [Line Items]
Income before income taxes	$ (1,375,971)	$ 110,694